UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2018
Date of reporting period:	September 30, 2017

Classification: Internal Use

ITEM 1 – SCHEDULE OF INVESTMENTS

Classification: Internal Use

Schedule of Investments
Principal Active Global Dividend Income ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 98.11%	Shares Held	Value
Aerospace & Defense - 1.98%
Boeing Co/The	35,264	$8,964,461
Airlines - 0.93%
Alaska Air Group Inc	55,000	4,194,850
Auto Manufacturers - 3.28%
Nissan Motor Co Ltd	608,400	6,025,877
PACCAR Inc	121,781	8,809,637
		$14,835,514

Auto Parts & Equipment - 5.86%
Autoliv Inc	71,517	8,839,501
Bridgestone Corp	236,600	10,736,099
Magna International Inc	130,569	6,968,215
		$26,543,815

Banks - 8.22%
Banco Bilbao Vizcaya Argentaria SA	522,925	4,673,040
BNP Paribas SA	130,569	10,532,309
ING Groep NV	349,224	6,438,869
JPMorgan Chase & Co	87,305	8,338,501
PacWest Bancorp	143,669	7,256,721
		$37,239,440
Beverages - 3.93%
Ambev SA ADR	976,881	6,437,646
Diageo PLC	345,506	11,356,846
		$17,794,492

Biotechnology - 1.50%
CSL Ltd	64,659	6,794,252
Chemicals - 4.80%
Croda International PLC	174,715	8,880,095
Givaudan SA	3,880	8,442,361
Incitec Pivot Ltd	1,569,451	4,431,878
		$21,754,334

Commercial Services - 4.05%
Experian PLC	273,569	5,495,069
RELX NV	174,715	3,718,988
Ritchie Bros Auctioneers Inc	288,315	9,116,520
		$18,330,577

Computers - 2.20%
Apple Inc	64,659	9,965,245
Construction Materials - 1.39%
James Hardie Industries PLC	453,635	6,305,329
Diversified Financial Services - 2.50%
Deutsche Boerse AG	104,543	11,331,634
Electric - 1.53%
CLP Holdings Ltd	676,000	6,927,364
Electronics - 1.60%
TE Connectivity Ltd	87,305	7,251,553
Food - 3.44%
B&G Foods Inc	244,343	7,782,325
Danone SA	99,473	7,802,933
		$15,585,258

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Gas - 2.21%
Rubis SCA	157,034	$10,009,330
Household Products/Wares - 1.14%
Avery Dennison Corp	52,390	5,152,033
Insurance - 4.32%
Beazley PLC	960,335	6,170,438
Chubb Ltd	36,504	5,203,645
Swiss Re AG	90,685	8,213,016
		$19,587,099

Machinery - Diversified - 0.82%
AG Growth International Inc	87,305	3,725,900
Multi-National - 1.59%
Banco Latinoamericano de Comercio Exterior SA	244,343	7,193,458
Oil & Gas - 6.01%
Chevron Corp	69,729	8,193,158
Royal Dutch Shell PLC, Class B	345,844	10,633,418
Vermilion Energy Inc	235,893	8,384,576
		$27,211,152

Oil & Gas Services - 1.06%
Schlumberger Ltd	69,042	4,816,370
Pharmaceuticals - 8.05%
GlaxoSmithKline PLC	416,354	8,304,551
Novo Nordisk A/S, Class B	174,715	8,352,466
Pfizer Inc	305,284	10,898,639
Roche Holding AG	34,814	8,887,304
		$36,442,960

Real Estate - 2.72%
Daito Trust Construction Co Ltd	67,600	12,315,485
REITs - 2.75%
Annaly Capital Management Inc	383,077	4,669,709
Omega Healthcare Investors Inc	244,343	7,796,985
		$12,466,694

Retail - 1.36%
Nordstrom Inc	130,569	6,156,328
Semiconductors - 5.63%
Microchip Technology Inc	148,013	13,288,607
Taiwan Semiconductor Manufacturing Co Ltd ADR	325,226	12,212,236
		$25,500,843

Software - 5.54%
Broadridge Financial Solutions Inc	69,729	5,635,498
j2 Global Inc	87,305	6,450,094
Microsoft Corp	174,715	13,014,520
		$25,100,112

Telecommunications - 4.81%
BCE Inc	209,529	9,816,923
MTN Group Ltd	305,284	2,804,633
Telenor ASA	262,020	5,540,105
Vodacom Group Ltd	304,946	3,629,508
		$21,791,169

Toys, Games & Hobbies - 1.32%
Hasbro Inc	61,178	5,975,255

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation - 1.57%
Union Pacific Corp	61,178	$7,094,813
TOTAL COMMON STOCKS		$444,357,119
Total Investments		$444,357,119
Other Assets and Liabilities - 1.89%		$8,572,795
TOTAL NET ASSETS - 100%		$452,929,914

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.10%
Financial	20.52%
Technology	13.37%
Consumer, Cyclical	12.74%
Industrial	7.36%
Energy	7.07%
Communications	4.81%
Basic Materials	4.81%
Utilities	3.74%
Government	1.59%
Other Assets and Liabilities	1.89%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 25.05%	Shares Held	Value
Aerospace & Defense - 0.20%
Lockheed Martin Corp	1,871	$580,553
Banks - 5.80%
Bank of Hawaii Corp	21,255	1,771,817
Bank of Nova Scotia/The	31,780	2,041,865
Columbia Banking System Inc	45,092	1,898,824
Cullen / Frost Bankers Inc	19,531	1,853,883
East West Bancorp Inc	33,203	1,984,875
JPMorgan Chase & Co	20,053	1,915,262
PacWest Bancorp	32,842	1,658,849
US Bancorp	35,942	1,926,132
Washington Trust Bancorp Inc	32,681	1,870,987
		$16,922,494

Chemicals - 0.66%
DowDuPont Inc	28,009	1,939,063
Computers - 0.50%
Apple Inc	9,410	1,450,269
Diversified Financial Services - 0.74%
BGC Partners Inc, Class A	148,923	2,154,916
Electric - 1.72%
ALLETE Inc	21,411	1,654,856
WEC Energy Group Inc	29,304	1,839,705
Xcel Energy Inc	32,377	1,532,080
		$5,026,641

Electronics - 0.19%
Garmin Ltd	10,425	562,637
Food - 0.73%
B&G Foods Inc	34,030	1,083,856
Kraft Heinz Co/The	13,571	1,052,431
		$2,136,287

Housewares - 0.24%
Tupperware Brands Corp	11,414	705,613
Machinery - Diversified - 0.50%
Deere & Co	11,563	1,452,197
Oil & Gas - 3.21%
Chevron Corp	14,457	1,698,698
Exxon Mobil Corp	21,762	1,784,049
HollyFrontier Corp	56,406	2,028,924
Marathon Petroleum Corp	37,268	2,089,989
Occidental Petroleum Corp	27,467	1,763,656
		$9,365,316

Pharmaceuticals - 1.87%
Abbott Laboratories	22,489	1,200,013
Johnson & Johnson	10,781	1,401,638
Merck & Co Inc	23,228	1,487,289
Pfizer Inc	38,024	1,357,456
		$5,446,396

Pipelines - 1.53%
EnLink Midstream LLC	93,903	1,619,827
Plains GP Holdings LP, Class A (a)	47,902	1,047,617
Targa Resources Corp	37,671	1,781,838
		$4,449,282

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs - 5.57%
AGNC Investment Corp	71,698	$1,554,413
Annaly Capital Management Inc	135,740	1,654,671
Colony NorthStar Inc, Class A	133,339	1,674,738
CYS Investments Inc	142,735	1,233,230
Digital Realty Trust Inc	17,051	2,017,645
EPR Properties	21,141	1,474,373
Gramercy Property Trust	59,338	1,794,974
Medical Properties Trust Inc	115,128	1,511,631
Omega Healthcare Investors Inc	43,341	1,383,011
Pebblebrook Hotel Trust	54,057	1,953,620
		$16,252,306

Semiconductors - 0.60%
Microchip Technology Inc	19,636	1,762,920

Telecommunications - 0.60%
BCE Inc	37,235	1,743,715

Toys, Games & Hobbies - 0.39%
Hasbro Inc	11,609	1,133,851
TOTAL COMMON STOCKS		$73,084,456
PREFERRED STOCKS - 5.15%	Shares Held	Value

Banks - 1.50%
Bank of America Corp 6.00%; Series EE (b)	10,000	265,900
Bank of America Corp 6.50%; Series Y (b)	20,000	538,800
Goldman Sachs Group Inc/The 6.20%; Series B (b)	40,000	1,050,400
Merrill Lynch Capital Trust I 6.45%; Series K (c)	15,000	391,350
Merrill Lynch Capital Trust III 7.38% (c)	15,000	398,100
Morgan Stanley 6.38%; Series I (b),(c)	25,000	708,500
Morgan Stanley 7.13%; Series E (b),(c)	35,000	1,026,900
		$4,379,950

Diversified Financial Services - 0.15%
General Electric Co 4.88%	17,000	431,290

Electric - 0.75%
Alabama Power Co 6.45% (b)	40,000	1,000,000
Duke Energy Corp 5.13%	16,000	407,680
Entergy Mississippi Inc 4.90%	15,000	374,100
NextEra Energy Capital Holdings Inc 5.13%; Series I	16,000	402,400
		$2,184,180

Insurance - 0.17%
Prudential Financial Inc 5.75%	20,000	511,800

Media - 0.14%
Comcast Corp 5.00%	15,830	404,615

REITs - 2.31%
Boston Properties Inc 5.25% (b)	20,000	498,400
Digital Realty Trust Inc 7.38%; Series H (b)	55,000	1,491,600
Kimco Realty Corp 5.13%; Series L (b)	5,000	124,800
Kimco Realty Corp 6.00%; Series I (b)	15,000	380,250
PS Business Parks Inc 5.20%; Series W (b)	20,000	505,800
PS Business Parks Inc 6.00%; Series T (b)	30,000	754,800
Public Storage 4.90%; Series E (b)	15,000	373,500
Public Storage 6.38%; Series Y (b)	35,000	943,250
Ventas Realty LP / Ventas Capital Corp 5.45%	15,000	381,900
Vornado Realty Trust 6.63%; Series I (b)	50,000	1,275,500
		$6,729,800

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF

September 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

Telecommunications - 0.13%
Qwest Corp 6.13%	15,000	$380,550
TOTAL PREFERRED STOCKS		$15,022,185
	Principal
BONDS - 61.96%	Amount	Value

Banks - 3.63%
Bank of America Corp,
3-month USD LIBOR BBA + 3.630%,
8.00%, 07/29/2049 (b)	$5,000,000	$5,071,500
Citigroup Inc
6.68%, 09/13/2043	1,000,000	1,354,775
JPMorgan Chase & Co
3-month USD LIBOR BBA + 3.250%,
5.15%, 12/29/2049 (b)	4,000,000	4,150,000
		$10,576,275

Chemicals - 1.47%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (d)	4,000,000	4,290,000

Commercial Services - 1.05%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	3,067,500

Computers - 1.14%
Dell International LLC / EMC Corp
6.02%, 06/15/2026 (d)	3,000,000	3,331,650

Diversified Financial Services - 0.38%
Jefferies Group LLC
6.25%, 01/15/2036	1,000,000	1,109,734

Electric - 4.36%
Emera Inc
3-month USD LIBOR BBA + 5.440%,
6.75%, 06/15/2076	3,000,000	3,412,500
GenOn Energy Inc
9.88%, 10/15/2020	3,100,000	2,255,250
NRG Energy Inc
6.25%, 05/01/2024	2,000,000	2,080,000
6.25%, 07/15/2022	1,000,000	1,050,000
PPL Capital Funding Inc,
3-month USD LIBOR BBA + 2.665%,
4.00%, 03/30/2067	4,000,000	3,930,000
		$12,727,750

Engineering & Construction - 0.75%
Engility Corp
8.88%, 09/01/2024	2,000,000	2,195,000

Entertainment - 0.68%
AMC Entertainment Holdings Inc
6.13%, 05/15/2027	2,000,000	1,975,000

Environmental Control - 2.42%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (d)	2,000,000	2,090,000
Covanta Holding Corp
5.88%, 03/01/2024	5,000,000	4,962,500
		$7,052,500

Food - 2.12%
B&G Foods Inc
4.63%, 06/01/2021	2,000,000	2,037,500

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF

September 30, 2017 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Food (continued)
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025 (d)	$1,000,000	$996,250
7.25%, 06/01/2021 (d)	1,000,000	1,020,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024	2,000,000	2,120,000
		$6,173,750

Healthcare - Services - 4.34%
HCA Inc
5.88%, 05/01/2023	2,000,000	2,175,000
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	3,120,900
SP Finco LLC
6.75%, 07/01/2025 (d)	3,500,000	3,290,000
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	4,070,000
		$12,655,900

Home Builders - 2.27%
KB Home
7.50%, 09/15/2022	2,000,000	2,290,000
PulteGroup Inc
6.38%, 05/15/2033	4,000,000	4,340,000
		$6,630,000

Insurance - 1.53%
MetLife Inc
9.25%, 04/08/2038 (d)	3,000,000	4,455,000

Internet - 0.37%
VeriSign Inc
5.25%, 04/01/2025	1,000,000	1,080,000

Iron & Steel - 1.90%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	3,251,250
ArcelorMittal
6.75%, 02/25/2022	2,000,000	2,292,500
		$5,543,750

Lodging - 1.10%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,208,140

Media - 6.45%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (d)	1,000,000	1,013,750
5.75%, 01/15/2024	2,000,000	2,077,500
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,315,000
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	4,192,500
Sirius XM Radio Inc
5.38%, 04/15/2025 (d)	4,000,000	4,220,000
Viacom Inc
3-month USD LIBOR BBA + 3.895%,
5.88%, 02/28/2057	2,000,000	2,000,000
3-month USD LIBOR BBA + 3.899%,
6.25%, 02/28/2057	2,000,000	2,012,500
		$18,831,250

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF

September 30, 2017 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Mining - 1.35%
Freeport-McMoRan Inc
3.88%, 03/15/2023	$4,000,000	$3,940,000

Mortgage Backed Securities - 6.28%
Citigroup Commercial Mortgage Trust 2015-GC29
4.29%, 04/10/2048 (c)	750,000	727,299
COMM 2014-UBS3 Mortgage Trust
4.94%, 06/10/2047 (c)	2,000,000	1,958,320
COMM 2015-CCRE22 Mortgage Trust
4.26%, 03/10/2048 (c)	500,000	498,858
GS Mortgage Securities Trust 2013-GC13
4.20%, 07/10/2046 (c),(d)	500,000	503,219
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (c)	2,000,000	1,988,993
GS Mortgage Securities Trust 2014-GC20
5.02%, 04/10/2047 (c)	2,000,000	1,894,993
GS Mortgage Securities Trust 2014-GC24
4.66%, 09/10/2047 (c)	500,000	501,798
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048 (c)	1,241,000	1,253,328
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.53%, 12/15/2047 (c),(d)	1,750,000	1,644,314
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.40%, 01/15/2049 (c),(d)	1,000,000	800,908
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.82%, 04/15/2047 (c)	2,000,000	2,077,392
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048 (d)	1,425,000	1,081,598
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%, 09/15/2048 (c)	1,600,000	1,566,694
WFRBS Commercial Mortgage Trust 2013-C14
4.13%, 06/15/2046 (c),(d)	500,000	457,827
WFRBS Commercial Mortgage Trust 2014-C22
3.91%, 09/15/2057 (c)	1,000,000	969,827
4.06%, 09/15/2057 (c),(d)	500,000	396,877
		$18,322,245

Office & Business Equipment - 0.76%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	2,000,000	2,227,520

Oil & Gas - 2.38%
Rowan Cos Inc
4.75%, 01/15/2024	3,000,000	2,610,000
4.88%, 06/01/2022	2,000,000	1,875,000
Whiting Petroleum Corp
5.75%, 03/15/2021	2,500,000	2,456,250
		$6,941,250

Oil & Gas Services - 2.61%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	2,000,000	1,960,000
6.00%, 10/01/2022	2,000,000	1,945,000
Weatherford International Ltd
4.50%, 04/15/2022	4,000,000	3,720,000
		$7,625,000

Packaging & Containers - 1.07%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (d)	3,000,000	3,130,800

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF

September 30, 2017 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines - 2.86%
EnLink Midstream Partners LP
4.15%, 06/01/2025	$2,000,000	$2,016,138
NGPL PipeCo LLC
4.88%, 08/15/2027 (d)	2,000,000	2,095,700
Transcanada Trust
3-month USD LIBOR BBA + 3.528%,
5.63%, 05/20/2075	4,000,000	4,242,000
		$8,353,838

Retail - 0.67%
JC Penney Corp Inc
5.65%, 06/01/2020	2,000,000	1,965,000

Software - 1.46%
First Data Corp
7.00%, 12/01/2023 (d)	4,000,000	4,271,200

Storage/Warehousing - 1.08%
Mobile Mini Inc
5.88%, 07/01/2024	3,000,000	3,142,500

Telecommunications - 4.04%
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	3,000,000	2,842,500
Sprint Corp
7.88%, 09/15/2023	4,000,000	4,640,000
T-Mobile USA Inc
6.38%, 03/01/2025	4,000,000	4,306,800
		$11,789,300

Transportation - 1.44%
XPO Logistics Inc
6.50%, 06/15/2022 (d)	4,000,000	4,200,000
TOTAL BONDS		$180,811,852
	Principal
U.S. Government & Government Agency Obligations - 5.99%	Amount	Value

Federal Home Loan Mortgage Corp (FHLMC) - 0.83%
1.50%, 09/15/2040 (c),(e)	23,432,841	1,052,364
1.93%, 02/15/2038 (c),(e)	21,302,780	1,373,960
		$2,426,324

Federal National Mortgage Association (FNMA) - 3.50%
1.66%, 12/25/2034 (c),(e)	17,681,932	905,281
1.77%, 12/25/2045 (e)	20,198,632	1,151,843
1.81%, 12/25/2044 (c),(e)	28,835,232	1,894,740
1.83%, 08/25/2044 (c),(e)	22,423,464	1,344,563
1.60%, 12/25/2056 (c),(e)	25,863,583	1,461,161
1.65%, 07/25/2044 (c),(e)	20,275,776	1,274,529
1.60%, 07/25/2056 (c),(e)	13,517,460	893,251
3.50%, 02/25/2036 (e)	7,958,086	1,283,572
		$10,208,940

Government National Mortgage Association (GNMA) - 1.66%
3.50%, 11/20/2042 (e)	8,539,529	1,450,253
4.00%, 09/20/2046 (e)	11,245,453	2,104,365
4.00%, 04/20/2046 (e)	6,432,550	1,291,316
		$4,845,934
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$17,481,198

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2017 (unaudited)

Total Investments	$286,399,691
Other Assets and Liabilities - 1.85%	$5,389,782
TOTAL NET ASSETS - 100%	$291,789,473

(a)	Non-Income Producing Security
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $43,289,093 or 14.84% of net assets.
(e)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Financial	21.62%
Energy	12.59%
Mortgage Securities	12.27%
Communications	11.73%
Consumer, Non-cyclical	10.10%
Utilities	6.83%
Industrial	6.72%
Consumer, Cyclical	6.43%
Basic Materials	5.39%
Technology	4.47%
Other Assets and Liabilities	1.85%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value

Biotechnology - 54.74%
Acceleron Pharma Inc (a)	1,105	$41,239
Achillion Pharmaceuticals Inc (a)	4,005	17,982
Acorda Therapeutics Inc (a)	1,359	32,140
Aduro Biotech Inc (a)	1,968	20,959
Advaxis Inc (a)	999	4,176
Agenus Inc (a)	2,545	11,223
Alder Biopharmaceuticals Inc (a)	1,476	18,081
Alnylam Pharmaceuticals Inc (a)	2,547	299,247
AMAG Pharmaceuticals Inc (a)	1,005	18,542
Aratana Therapeutics Inc (a)	1,085	6,651
Atara Biotherapeutics Inc (a)	845	13,985
Bellicum Pharmaceuticals Inc (a)	793	9,159
Bio-Rad Laboratories Inc, Class A (a)	724	160,887
BioCryst Pharmaceuticals Inc (a)	2,166	11,350
BioMarin Pharmaceutical Inc (a)	2,298	213,875
Bluebird Bio Inc (a)	1,211	166,331
Blueprint Medicines Corp (a)	990	68,973
Celldex Therapeutics Inc (a)	3,582	10,245
Cytokinetics Inc (a)	1,190	17,255
Dermira Inc (a)	1,044	28,188
Dynavax Technologies Corp (a)	1,127	24,231
Editas Medicine Inc (a)	1,073	25,763
Epizyme Inc (a)	1,699	32,366
Esperion Therapeutics Inc (a)	661	33,129
Exact Sciences Corp (a)	2,900	136,648
Exelixis Inc (a)	8,646	209,493
FibroGen Inc (a)	1,874	100,821
Five Prime Therapeutics Inc (a)	848	34,692
Foundation Medicine Inc (a)	1,026	41,245
Geron Corp (a)	4,662	10,163
Halozyme Therapeutics Inc (a)	3,880	67,396
ImmunoGen Inc (a)	2,558	19,569
Immunomedics Inc (a)	3,107	43,436
Inovio Pharmaceuticals Inc (a)	2,169	13,751
Insmed Inc (a)	1,817	56,709
Intellia Therapeutics Inc (a)	1,054	26,192
Intercept Pharmaceuticals Inc (a)	737	42,775
Intrexon Corp (a)	3,526	67,029
Ionis Pharmaceuticals Inc (a)	3,590	182,013
Juno Therapeutics Inc (a)	3,141	140,905
Karyopharm Therapeutics Inc (a)	1,207	13,253
Kite Pharma Inc (a)	1,486	267,198
Lexicon Pharmaceuticals Inc (a)	3,111	38,234
Ligand Pharmaceuticals Inc (a)	621	84,549
Loxo Oncology Inc (a)	648	59,694
MacroGenics Inc (a)	1,025	18,942
Medicines Co/The (a)	2,102	77,858
Merrimack Pharmaceuticals Inc	382	5,554
Momenta Pharmaceuticals Inc (a)	2,104	38,924
NewLink Genetics Corp (a)	853	8,684
Novavax Inc (a)	7,967	9,082
Omeros Corp (a)	1,256	27,155
Organovo Holdings Inc (a)	3,058	6,789
Otonomy Inc (a)	884	2,873
Pacific Biosciences of California Inc (a)	2,714	14,249
Paratek Pharmaceuticals Inc (a)	663	16,641
Prothena Corp PLC (a)	1,046	67,749
PTC Therapeutics Inc (a)	1,005	20,110
Puma Biotechnology Inc (a)	965	115,559
Retrophin Inc (a)	1,105	27,503
Rigel Pharmaceuticals Inc (a)	3,582	9,098
Sage Therapeutics Inc (a)	1,106	68,904
Seattle Genetics Inc (a)	3,211	174,711

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Spark Therapeutics Inc (a)	926	$82,562
Spectrum Pharmaceuticals Inc (a)	2,359	33,191
Theravance Biopharma Inc (a)	1,554	53,209
Ultragenyx Pharmaceutical Inc (a)	1,239	65,989
Vertex Pharmaceuticals Inc (a)	1,851	281,426
ZIOPHARM Oncology Inc (a)	3,863	23,719
		$4,192,223

Healthcare - Products - 11.04%
Accelerate Diagnostics Inc (a)	1,500	33,675
Accuray Inc (a)	2,370	9,480
AngioDynamics Inc (a)	1,080	18,457
AtriCure Inc (a)	969	21,676
Cardiovascular Systems Inc (a)	957	26,940
Cerus Corp (a)	3,031	8,275
Endologix Inc (a)	2,396	10,686
Genomic Health Inc (a)	980	31,448
Haemonetics Corp (a)	1,517	68,068
Insulet Corp (a)	1,696	93,416
Intersect ENT Inc (a)	829	25,823
K2M Group Holdings Inc (a)	1,215	25,770
Nevro Corp (a)	841	76,430
NxStage Medical Inc (a)	1,922	53,047
OPKO Health Inc (a)	16,537	113,444
Orthofix International NV (a)	533	25,184
Penumbra Inc (a)	922	83,257
Quidel Corp (a)	947	41,535
Wright Medical Group NV (a)	3,048	78,852
		$845,463

Healthcare - Services - 4.76%
Brookdale Senior Living Inc (a)	5,543	58,756
Capital Senior Living Corp (a)	877	11,006
Community Health Systems Inc (a)	3,329	25,567
Kindred Healthcare Inc	2,493	16,952
Molina Healthcare Inc (a)	1,692	116,342
Teladoc Inc (a)	1,367	45,316
Tenet Healthcare Corp (a)	2,909	47,795
Tivity Health Inc (a)	1,058	43,166
		$364,900

Pharmaceuticals - 29.31%
ACADIA Pharmaceuticals Inc (a)	3,598	135,537
Aclaris Therapeutics Inc (a)	764	19,719
Aerie Pharmaceuticals Inc (a)	997	48,454
Agios Pharmaceuticals Inc (a)	1,254	83,704
Aimmune Therapeutics Inc (a)	1,242	30,789
Alkermes PLC (a)	3,449	175,347
Altimmune Inc	202	469
Amicus Therapeutics Inc (a)	4,249	64,075
Array BioPharma Inc (a)	5,055	62,177
Avexis Inc (a)	822	79,512
Axovant Sciences Ltd (a)	2,959	20,358
Cara Therapeutics Inc (a)	799	10,938
Cempra Inc (a)	1,534	4,986
Clovis Oncology Inc (a)	1,324	109,098
Coherus Biosciences Inc (a)	1,497	19,985
Collegium Pharmaceutical Inc (a)	838	8,791
Depomed Inc (a)	1,818	10,526
DexCom Inc (a)	2,382	116,539
Enanta Pharmaceuticals Inc (a)	557	26,068

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Endo International PLC (a)		6,654	$56,992
Flexion Therapeutics Inc (a)		806	19,489
Global Blood Therapeutics Inc (a)		1,093	33,938
Heron Therapeutics Inc (a)		1,073	17,329
Horizon Pharma PLC (a)		4,844	61,422
Impax Laboratories Inc (a)		2,211	44,883
Intra-Cellular Therapies Inc (a)		1,268	20,009
Ironwood Pharmaceuticals Inc (a)		3,971	62,623
Keryx Biopharmaceuticals Inc (a)		3,100	22,010
La Jolla Pharmaceutical Co (a)		534	18,573
MannKind Corp (a)		2,801	6,078
Nektar Therapeutics (a)		4,535	108,840
Neurocrine Biosciences Inc (a)		2,562	156,999
Ophthotech Corp (a)		1,048	2,955
Pacira Pharmaceuticals Inc (a)		1,119	42,018
Portola Pharmaceuticals Inc (a)		1,677	90,608
Progenics Pharmaceuticals Inc (a)		2,051	15,095
Radius Health Inc (a)		1,291	49,768
Revance Therapeutics Inc (a)		859	23,665
Sarepta Therapeutics Inc (a)		1,636	74,209
Synergy Pharmaceuticals Inc (a)		5,863	17,003
TESARO Inc (a)		1,312	169,379
TG Therapeutics Inc (a)		1,591	18,853
TherapeuticsMD Inc (a)		5,750	30,418
Trevena Inc (a)		1,533	3,909
Vanda Pharmaceuticals Inc (a)		1,298	23,234
Xencor Inc (a)		1,205	27,619

			$2,244,990
TOTAL COMMON STOCKS			$7,647,576
Total Investments			$7,647,576
Other Assets and Liabilities - 0.15%			$11,660

TOTAL NET ASSETS - 100%			$7,659,236

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.85%
Other Assets and Liabilities	0.15%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value

Apparel - 3.77%
adidas AG	650	$147,040
Asics Corp	1,400	20,852
Carter's Inc	195	19,256
Columbia Sportswear Co	299	18,413
Michael Kors Holdings Ltd (a)	1,161	55,554
NIKE Inc, Class B	648	33,599
		$294,714

Beverages - 4.52%
Brown-Forman Corp, Class B	782	42,463
Constellation Brands Inc, Class A	223	44,477
Davide Campari-Milano SpA	7,615	55,261
Pernod Ricard SA	370	51,186
Treasury Wine Estates Ltd	14,947	160,508
		$353,895

Commercial Services - 14.55%
Bright Horizons Family Solutions Inc (a)	249	21,466
Care.com Inc (a)	9,162	145,584
EVERTEC Inc	1,382	21,905
Navitas Ltd	27,510	97,752
New Oriental Education & Technology Group Inc ADR	2,322	204,940
Novus Holdings Ltd	248	120
PayPal Holdings Inc (a)	2,368	151,623
RELX PLC	7,130	156,402
TAL Education Group ADR	7,883	265,736
Wirecard AG	797	72,918
		$1,138,446

Computers - 1.90%
Apple Inc	251	38,684
Gemalto NV	395	17,645
HP Inc	2,021	40,339
Ingenico Group SA	232	21,991
International Business Machines Corp	207	30,031
		$148,690

Construction Materials - 0.51%
Fortune Brands Home & Security Inc	594	39,935

Diversified Financial Services - 1.84%
Discover Financial Services	2,234	144,048

Electronics - 0.59%
Garmin Ltd	860	46,414

Food - 2.69%
Hain Celestial Group Inc/The (a)	489	20,122
McCormick & Co Inc	370	37,977
Sprouts Farmers Market Inc (a)	761	14,284
Takeaway.com NV (a),(b)	2,760	121,365
United Natural Foods Inc (a)	407	16,927
		$210,675

Home Builders - 0.55%
DR Horton Inc	1,085	43,324

Home Furnishings - 1.79%
Electrolux AB Series B	1,586	53,861
Select Comfort Corp (a)	729	22,636
Tempur Sealy International Inc (a)	389	25,098
Whirlpool Corp	210	38,732
		$140,327

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet - 27.65%
Alibaba Group Holding Ltd ADR (a)	1,149	$198,444
Alphabet Inc, Class C (a)	184	176,476
Amazon.com Inc (a)	172	165,352
ASOS PLC (a)	1,229	98,071
Baozun Inc ADR (a)	1,481	48,518
Ctrip.com International Ltd ADR (a)	2,522	133,010
CyberAgent Inc	700	20,404
eBay Inc (a)	1,076	41,383
Facebook Inc, Class A (a)	1,075	183,685
GrubHub Inc (a)	549	28,910
IAC/InterActiveCorp (a)	1,036	121,813
Match Group Inc (a)	1,114	25,834
Netflix Inc (a)	689	124,950
Pandora Media Inc (a)	6,470	49,819
Priceline Group Inc/The (a)	86	157,451
Rightmove PLC	440	23,849
SEEK Ltd	1,810	23,582
Tencent Holdings Ltd	6,500	279,751
YY Inc ADR (a)	3,024	262,423
		$2,163,725

Leisure Products & Services - 2.05%
Planet Fitness Inc, Class A	5,948	160,477

Media - 6.60%
AMC Networks Inc, Class A (a)	308	18,009
CBS Corp NVDR, Class B	521	30,218
Comcast Corp, Class A	961	36,979
MSG Networks Inc, Class A (a)	754	15,985
Naspers Ltd, Class N	717	154,641
Sirius XM Holdings Inc	7,019	38,745
Twenty-First Century Fox Inc, Class B	1,137	29,323
Vivendi SA	6,359	160,986
Walt Disney Co/The	318	31,345
		$516,231

Real Estate - 0.66%
REA Group Ltd	978	51,399

REITs - 1.15%
AvalonBay Communities Inc	196	34,970
Education Realty Trust Inc	431	15,486
Essex Property Trust Inc	156	39,629
		$90,085

Retail - 18.30%
At Home Group Inc (a)	1,192	27,225
Bed Bath & Beyond Inc	446	10,468
Children's Place Inc/The	147	17,368
Chipotle Mexican Grill Inc (a)	171	52,639
Dick's Sporting Goods Inc	361	9,751
Domino's Pizza Inc	196	38,916
Fast Retailing Co Ltd	400	117,983
Foot Locker Inc	483	17,011
GameStop Corp, Class A	781	16,135
Hennes & Mauritz AB, Class B	4,832	125,177
Hibbett Sports Inc (a)	597	8,507
Home Depot Inc/The	1,040	170,102
Industria de Diseno Textil SA	3,507	132,161
JD Sports Fashion PLC	4,563	22,898
Liberty Interactive Corp QVC Group, Class A (a)	1,805	42,544
Lowe's Cos Inc	439	35,094

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Mr Price Group Ltd	7,796	$103,672
OVS SpA (b)	14,935	114,030
Pandora A/S	406	40,076
Signet Jewelers Ltd	309	20,564
Starbucks Corp	619	33,246
Truworths International Ltd	21,589	123,183
Urban Outfitters Inc (a)	741	17,710
Vitamin Shoppe Inc (a)	873	4,671
Williams-Sonoma Inc	328	16,354
Zalando SE (a),(b)	2,291	114,808
		$1,432,293

Semiconductors - 3.20%
NVIDIA Corp	1,403	250,814

Software - 6.79%
Activision Blizzard Inc	3,065	197,723
Blackbaud Inc	236	20,721
Changyou.com Ltd ADR (a)	784	31,054
Electronic Arts Inc (a)	406	47,932
First Data Corp, Class A (a)	1,166	21,035
Microsoft Corp	548	40,820
NetEase Inc ADR	654	172,532
		$531,817

Textiles - 0.50%
Mohawk Industries Inc (a)	157	38,859
TOTAL COMMON STOCKS		$7,796,168
Total Investments		$7,796,168
Other Assets and Liabilities - 0.39%		$30,610

TOTAL NET ASSETS - 100%		$7,826,778

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $350,203 or 4.47% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Communications	34.24%
Consumer, Cyclical	26.96%
Consumer, Non-cyclical	21.76%
Technology	11.90%
Financial	3.65%
Industrial	1.10%
Other Assets and Liabilities	0.39%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 99.64%	Shares Held	Value

Advertising - 0.57%
Omnicom Group Inc	700	$51,849

Aerospace & Defense - 1.90%
Northrop Grumman Corp	102	29,348
Rockwell Collins Inc	882	115,286
TransDigm Group Inc	106	27,099
		$171,733

Agriculture - 0.79%
Altria Group Inc	1,126	71,411

Apparel - 0.25%
NIKE Inc, Class B	437	22,658

Banks - 0.31%
First Republic Bank	266	27,786

Beverages - 4.79%
Brown-Forman Corp, Class A	1,692	94,227
Brown-Forman Corp, Class B	1,730	93,939
Dr Pepper Snapple Group Inc	902	79,800
Monster Beverage Corp (a)	1,436	79,339
PepsiCo Inc	769	85,690
		$432,995

Biotechnology - 1.77%
Amgen Inc	481	89,683
Celgene Corp (a)	482	70,285
		$159,968

Chemicals - 0.71%
Air Products & Chemicals Inc	423	63,966

Commercial Services - 7.40%
Automatic Data Processing Inc	822	89,861
Ecolab Inc	480	61,733
Equifax Inc	643	68,152
FleetCor Technologies Inc (a)	350	54,169
Gartner Inc (a)	576	71,660
Rollins Inc	1,628	75,116
S&P Global Inc	651	101,758
Total System Services Inc	458	29,999
Vantiv Inc, Class A (a)	1,298	91,470
Verisk Analytics Inc (a)	301	25,040
		$668,958

Computers - 1.03%
Accenture PLC, Class A	688	92,928

Diversified Financial Services - 3.07%
CME Group Inc	489	66,348
Mastercard Inc, Class A	768	108,442
T Rowe Price Group Inc	351	31,818
Visa Inc, Class A	677	71,247
		$277,855

Electric - 3.47%
CMS Energy Corp	561	25,986
DTE Energy Co	587	63,020
Eversource Energy	425	25,687
NextEra Energy Inc	190	27,845
PG&E Corp	892	60,736
PPL Corp	677	25,692
Southern Co/The	1,172	57,592

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electric (continued)
Xcel Energy Inc	571	$27,020
		$313,578

Electrical Components & Equipment - 0.22%
Acuity Brands Inc	118	20,211
Electronics - 3.76%
Amphenol Corp, Class A	1,218	103,092
Corning Inc	905	27,078
Mettler-Toledo International Inc (a)	178	111,456
Waters Corp (a)	547	98,197
		$339,823

Environmental Control - 1.00%
Waste Management Inc	1,150	90,010
Food - 3.03%
General Mills Inc	413	21,377
Hershey Co/The	549	59,934
JM Smucker Co/The	420	44,071
McCormick & Co Inc	856	87,860
Sysco Corp	1,130	60,963
		$274,205

Food Service - 0.75%
Aramark	1,666	67,656
Hand/Machine Tools - 0.57%
Snap-on Inc	147	21,905
Stanley Black & Decker Inc	196	29,590
		$51,495

Healthcare - Products - 8.70%
Align Technology Inc (a)	578	107,664
Becton Dickinson and Co	463	90,725
Boston Scientific Corp (a)	1,018	29,695
Cooper Cos Inc/The	299	70,896
Edwards Lifesciences Corp (a)	632	69,084
Henry Schein Inc (a)	693	56,819
IDEXX Laboratories Inc (a)	582	90,495
Intuitive Surgical Inc (a)	80	83,671
Medtronic PLC	735	57,161
Stryker Corp	194	27,552
Teleflex Inc	130	31,456
Thermo Fisher Scientific Inc	377	71,328
		$786,546

Healthcare - Services - 1.39%
Laboratory Corp of America Holdings (a)	175	26,420
UnitedHealth Group Inc	509	99,687
		$126,107

Household Products - 1.95%
Colgate-Palmolive Co	1,155	84,142
Estee Lauder Cos Inc/The, Class A	301	32,460
Procter & Gamble Co/The	654	59,501
		$176,103

Household Products/Wares - 3.16%
Church & Dwight Co Inc	1,705	82,607
Clorox Co/The	616	81,257
Kimberly-Clark Corp	641	75,433

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products/Wares (continued)
Spectrum Brands Holdings Inc	439	$46,499
		$285,796

Insurance - 2.94%
Aflac Inc	345	28,080
American Financial Group Inc	271	28,035
Marsh & McLennan Cos Inc	340	28,495
Reinsurance Group of America Inc	457	63,765
Torchmark Corp	768	61,509
WR Berkley Corp	831	55,461
		$265,345

Internet - 3.67%
Alphabet Inc, Class A (a)	70	68,160
Alphabet Inc, Class C (a)	72	69,056
CDW Corp	1,011	66,726
F5 Networks Inc (a)	174	20,977
Facebook Inc, Class A (a)	626	106,965
		$331,884

Machinery - Diversified - 0.87%
Middleby Corp/The (a)	612	78,440

Media - 2.59%
Comcast Corp, Class A	667	25,666
Scripps Networks Interactive Inc, Class A	737	63,301
Sirius XM Holdings Inc	16,688	92,118
Walt Disney Co/The	541	53,326
		$234,411

Miscellaneous Manufacture - 3.63%
3M Co	455	95,504
AO Smith Corp	1,183	70,306
Illinois Tool Works Inc	643	95,138
Ingersoll-Rand PLC	750	66,878
		$327,826

Packaging & Containers - 0.73%
Crown Holdings Inc (a)	1,110	66,289

Pharmaceuticals - 5.28%
AbbVie Inc	962	85,483
AmerisourceBergen Corp	647	53,539
Bristol-Myers Squibb Co	1,051	66,991
Express Scripts Holding Co (a)	838	53,062
Johnson & Johnson	695	90,357
Pfizer Inc	732	26,133
Zoetis Inc	1,592	101,506
		$477,071

REITs - 2.34%
AvalonBay Communities Inc	135	24,087
Essex Property Trust Inc	106	26,927
Extra Space Storage Inc	752	60,100
Public Storage	259	55,424
Realty Income Corp	407	23,276
Simon Property Group Inc	135	21,736
		$211,550

Retail - 8.66%
AutoZone Inc (a)	34	20,234
CVS Health Corp	310	25,209
Darden Restaurants Inc	334	26,313

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Dollar General Corp	342	$27,719
Domino's Pizza Inc	131	26,010
Home Depot Inc/The	582	95,192
Lowe's Cos Inc	1,142	91,292
McDonald's Corp	665	104,192
O'Reilly Automotive Inc (a)	313	67,411
Ross Stores Inc	1,229	79,357
Starbucks Corp	1,493	80,189
TJX Cos Inc/The	318	23,446
Ulta Salon Cosmetics & Fragrance Inc (a)	91	20,571
Yum! Brands Inc	1,299	95,619
		$782,754

Semiconductors - 3.53%
Analog Devices Inc	727	62,646
Applied Materials Inc	1,642	85,532
Maxim Integrated Products Inc	564	26,908
NVIDIA Corp	250	44,692
Texas Instruments Inc	1,109	99,411
		$319,189

Software - 12.35%
Adobe Systems Inc (a)	717	106,962
ANSYS Inc (a)	557	68,361
Broadridge Financial Solutions Inc	360	29,095
CA Inc	1,846	61,620
CDK Global Inc	1,279	80,692
Cerner Corp (a)	454	32,379
Citrix Systems Inc (a)	754	57,922
Electronic Arts Inc (a)	288	34,001
Fiserv Inc (a)	731	94,270
Intuit Inc	672	95,518
Jack Henry & Associates Inc	899	92,408
MSCI Inc	897	104,859
Paychex Inc	1,373	82,325
Red Hat Inc (a)	719	79,709
Synopsys Inc (a)	1,189	95,750
		$1,115,871

Telecommunications - 0.95%
Arista Networks Inc (a)	210	39,818
Cisco Systems Inc	731	24,583
CommScope Holding Co Inc (a)	656	21,786
		$86,187

Toys, Games & Hobbies - 0.95%
Hasbro Inc	877	85,657

Transportation - 0.56%
CH Robinson Worldwide Inc	311	23,667
Expeditors International of Washington Inc	443	26,518

		$50,185
TOTAL COMMON STOCKS		$9,006,296
Total Investments		$9,006,296
Other Assets and Liabilities - 0.36%		$32,273

TOTAL NET ASSETS - 100%		$9,038,569

(a) Non-Income Producing Security

See accompanying notes.

     Schedule of Investments

Principal Price Setters Index ETF

September 30, 2017 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	38.27%
Technology	16.90%
Industrial	13.23%
Consumer, Cyclical	10.61%
Financial	8.66%
Communications	7.79%
Utilities	3.47%
Basic Materials	0.71%
Other Assets and Liabilities	0.36%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 99.37%	Shares Held	Value
Advertising - 1.24%
Interpublic Group of Cos Inc/The	1,559	$32,412
Omnicom Group Inc	834	61,774
		$94,186

Aerospace & Defense - 3.86%
Boeing Co/The	209	53,130
HEICO Corp	582	52,270
HEICO Corp, Class A	677	51,587
Raytheon Co	248	46,272
Spirit AeroSystems Holdings Inc, Class A	1,153	89,611
		$292,870

Agriculture - 0.42%
Bunge Ltd	459	31,882
Airlines - 2.54%
Alaska Air Group Inc	726	55,372
Delta Air Lines Inc	1,422	68,569
Southwest Airlines Co	1,229	68,799
		$192,740

Apparel - 3.34%
Carter's Inc	806	79,592
Hanesbrands Inc	3,554	87,571
VF Corp	1,356	86,201
		$253,364

Auto Manufacturers - 1.92%
Ford Motor Co	5,669	67,858
General Motors Co	1,928	77,853
		$145,711

Auto Parts & Equipment - 1.61%
Goodyear Tire & Rubber Co/The	1,073	35,677
Lear Corp	500	86,540
		$122,217

Banks - 4.40%
Capital One Financial Corp	757	64,088
Citigroup Inc	1,187	86,342
Home BancShares Inc	1,335	33,669
JPMorgan Chase & Co	422	40,305
Morgan Stanley	822	39,596
Regions Financial Corp	4,595	69,982
		$333,982

Biotechnology - 2.07%
Amgen Inc	402	74,953
Gilead Sciences Inc	1,010	81,830
		$156,783

Chemicals - 3.14%
Cabot Corp	648	36,159
Celanese Corp, Series A	796	82,999
Eastman Chemical Co	468	42,349
LyondellBasell Industries NV, Class A	778	77,061
		$238,568

Commercial Services - 1.14%
ManpowerGroup Inc	733	86,362

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Computers - 2.21%
Apple Inc	275	$42,383
Hewlett Packard Enterprise Co	2,873	42,262
International Business Machines Corp	395	57,307
Seagate Technology PLC	779	25,839
		$167,791

Construction Materials - 1.09%
Fortune Brands Home & Security Inc	1,225	82,357
Diversified Financial Services - 8.22%
Alliance Data Systems Corp	292	64,693
American Express Co	480	43,421
CIT Group Inc	891	43,703
Discover Financial Services	998	64,351
Federated Investors Inc, Class B	2,619	77,784
FNF Group	997	47,318
Intercontinental Exchange Inc	659	45,273
Legg Mason Inc	996	39,153
Mastercard Inc, Class A	346	48,855
Navient Corp	4,553	68,386
Synchrony Financial	1,036	32,168
T Rowe Price Group Inc	537	48,679
		$623,784

Electric - 0.53%
CenterPoint Energy Inc	1,375	40,164
Electrical Components & Equipment - 1.03%
AMETEK Inc	708	46,757
Energizer Holdings Inc	686	31,590
		$78,347

Electronics - 1.73%
Amphenol Corp, Class A	544	46,044
Honeywell International Inc	306	43,373
TE Connectivity Ltd	505	41,945
		$131,362

Food - 1.42%
JM Smucker Co/The	265	27,806
Tyson Foods Inc, Class A	1,135	79,961
		$107,767

Hand/Machine Tools - 0.99%
Lincoln Electric Holdings Inc	454	41,623
Snap-on Inc	225	33,527
		$75,150

Healthcare - Services - 1.46%
HealthSouth Corp	903	41,854
Quest Diagnostics Inc	386	36,145
Universal Health Services Inc, Class B	299	33,171
		$111,170

Home Builders - 0.56%
Thor Industries Inc	339	42,683
Household Products/Wares - 0.61%
Avery Dennison Corp	474	46,613
Housewares - 0.96%
Toro Co/The	1,179	73,169

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance - 10.14%
Allstate Corp/The	465	$42,738
AmTrust Financial Services Inc	3,088	41,564
CNO Financial Group Inc	3,402	79,403
Everest Re Group Ltd	302	68,974
First American Financial Corp	979	48,921
Hanover Insurance Group Inc/The	427	41,389
Lincoln National Corp	1,012	74,362
Progressive Corp/The	1,812	87,737
Prudential Financial Inc	345	36,680
Torchmark Corp	918	73,523
Travelers Cos Inc/The	580	71,061
Voya Financial Inc	911	36,340
WR Berkley Corp	1,000	66,740
		$769,432

Internet - 1.05%
CDW Corp	1,208	79,728

Leisure Products & Services - 1.98%
Carnival Corp	673	43,456
Harley-Davidson Inc	1,245	60,021
Polaris Industries Inc	448	46,874
		$150,351

Lodging - 0.64%
Wyndham Worldwide Corp	459	48,383

Machinery - Diversified - 1.93%
Cummins Inc	473	79,478
Wabtec Corp	886	67,115
		$146,593

Media - 3.51%
FactSet Research Systems Inc	211	38,003
Scripps Networks Interactive Inc, Class A	465	39,939
TEGNA Inc	2,312	30,819
Twenty-First Century Fox Inc, Class A	2,346	61,887
Twenty-First Century Fox Inc, Class B	2,392	61,690
Walt Disney Co/The	342	33,711
		$266,049

Miscellaneous Manufacture - 2.15%
3M Co	205	43,030
Eaton Corp PLC	523	40,161
Ingersoll-Rand PLC	897	79,985
		$163,176

Oil & Gas - 1.06%
Valero Energy Corp	1,045	80,392

Packaging & Containers - 2.13%
Graphic Packaging Holding Co	5,330	74,353
Packaging Corp of America	414	47,478
WestRock Co	699	39,654
		$161,485

Pharmaceuticals - 1.82%
AmerisourceBergen Corp	418	34,589
Cardinal Health Inc	463	30,984
McKesson Corp	473	72,658
		$138,231

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate - 1.11%
Realogy Holdings Corp	2,558	$84,286

REITs - 2.34%
Host Hotels & Resorts Inc	3,902	72,148
New Residential Investment Corp	2,227	37,258
RLJ Lodging Trust	3,084	67,848
		$177,254

Retail - 15.56%
Bed Bath & Beyond Inc	1,758	41,260
Best Buy Co Inc	1,605	91,421
Cracker Barrel Old Country Store Inc	241	36,541
CVS Health Corp	881	71,643
Dollar General Corp	972	78,781
GameStop Corp, Class A	1,537	31,754
Gap Inc/The	2,827	83,481
Home Depot Inc/The	485	79,327
Kohl's Corp	1,646	75,140
Lowe's Cos Inc	945	75,543
Macy's Inc	1,131	24,678
Nu Skin Enterprises Inc, Class A	760	46,725
PVH Corp	417	52,567
Signet Jewelers Ltd	1,104	73,471
Target Corp	1,195	70,517
TJX Cos Inc/The	480	35,390
Tractor Supply Co	990	62,657
Wal-Mart Stores Inc	1,001	78,218
Williams-Sonoma Inc	1,445	72,048
		$1,181,162

Semiconductors - 2.89%
Lam Research Corp	322	59,583
Skyworks Solutions Inc	750	76,425
Texas Instruments Inc	929	83,275
		$219,283

Shipbuilding - 0.97%
Huntington Ingalls Industries Inc	325	73,593

Software - 2.07%
CDK Global Inc	565	35,646
j2 Global Inc	462	34,132
MSCI Inc	750	87,675
		$157,453

Telecommunications - 0.49%
Cisco Systems Inc	1,099	36,959

Toys, Games & Hobbies - 0.51%
Hasbro Inc	394	38,482

Transportation - 0.53%

Union Pacific Corp	348	40,358
TOTAL COMMON STOCKS		$7,541,672
Total Investments		$7,541,672
Other Assets and Liabilities - 0.63%		$47,926

TOTAL NET ASSETS - 100%		$7,589,598

See accompanying notes.

     Schedule of Investments

Principal Shareholder Yield Index ETF

September 30, 2017 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	29.62%
Financial	26.20%
Industrial	16.41%
Consumer, Non-cyclical	8.95%
Technology	7.18%
Communications	6.28%
Basic Materials	3.14%
Energy	1.06%
Utilities	0.53%
Other Assets and Liabilities	0.63%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF

September 30, 2017 (unaudited)

	Principal
BONDS - 96.77%	Amount	Value

Auto Manufacturers - 2.05%
General Motors Financial Co Inc
3-month USD LIBOR BBA + 3.598%,
5.75%, 09/30/2027	$600,000	$621,750

Banks - 48.24%
Bank of America Corp
3-month USD LIBOR BBA + 3.898%,
6.10%, 03/17/2025	1,200,000	1,323,000
Bank of New York Mellon Corp/The
3-month USD LIBOR BBA + 3.420%,
4.95%, 06/20/2020	900,000	934,313
Barclays Bank PLC
3-month USD LIBOR BBA + 1.550%,
6.28%, 12/15/2034	900,000	1,018,206
BNP Paribas SA
3-month USD LIBOR BBA + 1.290%,
7.20%, 06/25/2037 (b)	1,200,000	1,408,500
Citigroup Inc
6.30%, 05/15/2024 (a)	600,000	651,000
5.88%, 03/27/2020 (a)	600,000	626,700
Credit Agricole SA
3-month USD LIBOR BBA + 6.982%,
8.38%, 10/13/2019 (b)	900,000	996,750
Dresdner Funding Trust I
8.15%, 06/30/2031 (b)	900,000	1,154,362
Goldman Sachs Group Inc/The
3-month USD LIBOR BBA + 3.922%,
5.38%, 05/10/2020	900,000	932,490
JPMorgan Chase & Co
3-month USD LIBOR BBA + 3.780%,
6.75%, 02/01/2024	600,000	686,286
Lloyds Bank PLC
3-month USD LIBOR BBA + 11.756%,
12.00%, 12/16/2024 (b)	900,000	1,216,010
Morgan Stanley
3-month USD LIBOR BBA + 3.810%,
5.55%, 07/15/2020	900,000	937,687
Standard Chartered PLC
3-month USD LIBOR BBA + 1.460%,
7.01%, 07/30/2037 (b)	1,200,000	1,390,500
US Bancorp
3-month USD LIBOR BBA + 2.914%,
5.30%, 04/15/2027	600,000	654,000
Wells Fargo & Co
3-month USD LIBOR BBA + 3.990%,
5.88%, 06/15/2025	600,000	667,800
		$14,597,604

Diversified Financial Services - 3.05%
American Express Co
3-month USD LIBOR BBA + 3.428%,
5.20%, 11/15/2019	900,000	923,625

Electric - 3.38%
Emera Inc
3-month USD LIBOR BBA + 5.440%,
6.75%, 06/15/2076	900,000	1,023,750

Insurance - 22.31%
Allstate Corp/The
3-month USD LIBOR BBA + 2.938%,
5.75%, 08/15/2053	600,000	658,500

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF

September 30, 2017 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
American International Group Inc
3-month USD LIBOR BBA + 4.195%,
8.18%, 05/15/2068	$900,000	$1,226,250
Dai-ichi Life Insurance Co Ltd/The
3-month USD LIBOR BBA + 3.680%,
5.10%, 10/28/2024 (b)	1,200,000	1,284,000
MetLife Inc
9.25%, 04/08/2038 (b)	885,000	1,314,225
Nippon Life Insurance Co
USISDA05 + 3.650%,
5.10%, 10/16/2044 (b)	1,200,000	1,285,500
Prudential Financial Inc
3-month USD LIBOR BBA + 3.920%,
5.63%, 06/15/2043	900,000	981,000
		$6,749,475

Media - 4.98%
Viacom Inc
6.25%, 02/28/2057 (a)	900,000	905,625
5.88%, 02/28/2057 (a)	600,000	600,000
		$1,505,625

Mining - 4.35%
BHP Billiton Finance USA Ltd
5-year Swap rate + 4.971%,
6.25%, 10/19/2075 (b)	1,200,000	1,317,000

Miscellaneous Manufacture - 3.15%
General Electric Co
3-month USD LIBOR BBA + 3.330%,
5.00%, 01/21/2021	900,000	951,930

Pipelines - 5.26%
Enbridge Inc
3-month USD LIBOR BBA + 3.890%,
6.00%, 01/15/2077	900,000	954,000
Transcanada Trust
3-month USD LIBOR BBA + 3.528%,
5.63%, 05/20/2075	600,000	636,300
		$1,590,300
TOTAL BONDS		$29,281,059
Total Investments		$29,281,059
Other Assets and Liabilities - 3.23%		$977,787

TOTAL NET ASSETS - 100%		$30,258,846

(a)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,366,847 or 37.57% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	73.60%
Energy	5.26%
Communications	4.98%
Basic Materials	4.35%
Utilities	3.38%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2017 (unaudited)

Industrial	3.15%
Consumer, Cyclical	2.05%
Other Assets and Liabilities	3.23%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS - 98.61%	Shares Held	Value

Aerospace & Defense - 0.44%
Kaman Corp	19,899	$1,109,966
National Presto Industries Inc	1,495	159,143
		$1,269,109

Apparel - 0.56%
Oxford Industries Inc	8,026	509,972
Steven Madden Ltd (a)	25,389	1,099,344
		$1,609,316

Auto Manufacturers - 0.45%
Wabash National Corp	57,232	1,306,034

Auto Parts & Equipment - 1.94%
Cooper Tire & Rubber Co	41,237	1,542,264
Cooper-Standard Holdings Inc (a)	5,901	684,339
Dana Inc	80,942	2,263,138
Dorman Products Inc (a)	7,893	565,297
Douglas Dynamics Inc	5,905	232,657
Standard Motor Products Inc	6,352	306,484
		$5,594,179

Banks - 11.28%
Ameris Bancorp	24,887	1,194,576
Atlantic Capital Bancshares Inc (a)	10,574	191,918
BancFirst Corp	8,224	466,712
Bryn Mawr Bank Corp	6,379	279,400
Camden National Corp	5,123	223,568
Cass Information Systems Inc	1,911	121,234
Cathay General Bancorp	41,883	1,683,697
CenterState Bank Corp	39,648	1,062,566
Central Pacific Financial Corp	12,022	386,868
City Holding Co	7,317	526,165
Columbia Banking System Inc	49,321	2,076,907
Community Bank System Inc	35,010	1,934,302
Customers Bancorp Inc (a)	32,654	1,065,173
Enterprise Financial Services Corp	11,575	490,201
FCB Financial Holdings Inc, Class A (a)	34,436	1,663,259
First Commonwealth Financial Corp	42,948	606,855
First Financial Bankshares Inc	29,655	1,340,406
First Financial Corp	3,200	152,320
First Interstate BancSystem Inc, Class A	24,321	930,278
First Merchants Corp	22,788	978,289
Franklin Financial Network Inc (a)	7,092	252,830
German American Bancorp Inc	3,694	140,483
Great Western Bancorp Inc	34,184	1,411,116
Guaranty Bancorp	10,312	286,674
Hanmi Financial Corp	14,901	461,186
Heartland Financial USA Inc	9,682	478,291
Heritage Commerce Corp	12,714	180,920
Heritage Financial Corp	10,322	304,499
Horizon Bancorp	7,773	226,738
Independent Bank Corp	11,351	847,352
Independent Bank Group Inc	6,856	413,417
Lakeland Bancorp Inc	17,518	357,367
Lakeland Financial Corp	8,378	408,176
LegacyTexas Financial Group Inc	20,548	820,276
National Bank Holdings Corp, Class A	16,398	585,245
NBT Bancorp Inc	16,291	598,206
Park Sterling Corp	18,756	232,950
Peoples Bancorp Inc	5,627	189,011
Preferred Bank	6,904	416,656
QCR Holdings Inc	5,140	233,870
ServisFirst Bancshares Inc	26,066	1,012,664

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Simmons First National Corp, Class A	17,065	$988,064
Southside Bancshares Inc	17,460	634,846
State Bank Financial Corp	13,479	386,173
Stock Yards Bancorp Inc	5,933	225,454
Towne Bank	21,264	712,344
TriCo Bancshares	6,361	259,211
TriState Capital Holdings Inc (a)	11,023	252,427
Triumph Bancorp Inc (a)	8,863	285,832
Union Bankshares Corp	10,601	374,215
Veritex Holdings Inc (a)	9,830	265,017
Walker & Dunlop Inc (a)	16,195	847,484
		$32,463,688

Beverages - 0.52%
MGP Ingredients Inc	6,101	369,904
National Beverage Corp	8,979	1,113,845
		$1,483,749

Biotechnology - 1.06%
Cambrex Corp (a)	17,028	936,540
Cytokinetics Inc (a)	8,718	126,411
Innoviva Inc (a)	42,129	594,861
Momenta Pharmaceuticals Inc (a)	19,623	363,026
PDL BioPharma Inc (a)	80,988	274,549
Retrophin Inc (a)	20,229	503,500
Theravance Biopharma Inc (a)	7,018	240,296
		$3,039,183

Chemicals - 2.63%
Balchem Corp	11,201	910,529
HB Fuller Co	28,113	1,632,241
Innophos Holdings Inc	6,963	342,510
Innospec Inc	9,473	584,010
KMG Chemicals Inc	2,325	127,596
Koppers Holdings Inc (a)	9,257	427,211
Kraton Corp (a)	24,964	1,009,544
Minerals Technologies Inc	13,457	950,737
Quaker Chemical Corp	6,188	915,515
Rayonier Advanced Materials Inc	18,453	252,806
Stepan Co	5,036	421,312
		$7,574,011

Commercial Services - 7.41%
Aaron's Inc	22,801	994,808
ABM Industries Inc	35,886	1,496,805
Advisory Board Co/The (a)	30,683	1,645,376
AMN Healthcare Services Inc (a)	32,893	1,503,210
Barrett Business Services Inc	2,148	121,426
Brink's Co/The	13,999	1,179,416
Capella Education Co	1,759	123,394
Carriage Services Inc	5,074	129,894
CBIZ Inc (a)	17,732	288,145
CorVel Corp (a)	2,348	127,731
CRA International Inc	2,298	94,333
EVERTEC Inc	23,602	374,092
Forrester Research Inc	1,841	77,046
Graham Holdings Co, Class B	1,054	616,695
Grand Canyon Education Inc (a)	13,708	1,244,961
Hackett Group Inc/The	5,107	77,575
Healthcare Services Group Inc	28,367	1,530,967
HealthEquity Inc (a)	43,844	2,217,630
HMS Holdings Corp (a)	23,321	463,155

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
INC Research Holdings Inc, Class A (a)	21,710	$1,135,433
Insperity Inc	6,812	599,456
Kforce Inc	5,997	121,139
Matthews International Corp, Class A	5,634	350,716
Medifast Inc	5,908	350,758
Monro Inc	11,615	651,021
Navigant Consulting Inc (a)	21,137	357,638
Nutrisystem Inc	7,688	429,759
On Assignment Inc (a)	21,406	1,149,074
Resources Connection Inc	8,411	116,913
SP Plus Corp (a)	2,306	91,087
TriNet Group Inc (a)	18,792	631,787
Viad Corp	8,213	500,172
Xperi Corp	20,960	530,288
		$21,321,900

Computers - 2.57%
Barracuda Networks Inc (a)	30,005	727,021
CACI International Inc, Class A (a)	7,329	1,021,296
Convergys Corp	58,516	1,514,979
Insight Enterprises Inc (a)	5,465	250,953
Lumentum Holdings Inc (a)	32,531	1,768,060
Mercury Systems Inc (a)	21,917	1,137,054
Qualys Inc (a)	13,101	678,632
TeleTech Holdings Inc	6,861	286,447
		$7,384,442

Construction Materials - 2.52%
AAON Inc	8,269	285,074
Apogee Enterprises Inc	16,885	814,870
Gibraltar Industries Inc (a)	10,485	326,608
Louisiana-Pacific Corp (a)	77,446	2,097,238
Patrick Industries Inc (a)	10,553	887,507
Simpson Manufacturing Co Inc	21,400	1,049,456
Trex Co Inc (a)	14,632	1,317,904
Universal Forest Products Inc	4,788	469,990
		$7,248,647

Distribution/Wholesale - 0.36%
Beacon Roofing Supply Inc (a)	20,040	1,027,050

Diversified Financial Services - 3.12%
Cohen & Steers Inc	20,127	794,815
Diamond Hill Investment Group Inc	1,488	315,977
Ellie Mae Inc (a)	19,237	1,579,935
Evercore Inc, Class A	24,715	1,983,379
Federal Agricultural Mortgage Corp, Class C	3,531	256,845
GAIN Capital Holdings Inc	19,077	121,902
Greenhill & Co Inc	38,449	638,253
Moelis & Co, Class A	47,898	2,062,009
PJT Partners Inc, Class A	10,263	393,176
WageWorks Inc (a)	13,642	828,069
		$8,974,360

Electric - 2.55%
El Paso Electric Co	30,980	1,711,645
MGE Energy Inc	11,944	771,582
NRG Yield Inc, Class C	61,048	1,178,226
Ormat Technologies Inc	21,869	1,335,103
PNM Resources Inc	51,931	2,092,819
Spark Energy Inc, Class A	17,056	255,840
		$7,345,215

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electrical Components & Equipment - 0.67%
Advanced Energy Industries Inc (a)	20,846	$1,683,523
Insteel Industries Inc	8,943	233,502
		$1,917,025

Electronics - 3.53%
Applied Optoelectronics Inc (a)	10,934	707,102
Badger Meter Inc	9,009	441,441
Brady Corp, Class A	13,256	503,065
Control4 Corp (a)	7,912	233,087
ESCO Technologies Inc	5,548	332,603
II-VI Inc (a)	25,690	1,057,143
Itron Inc (a)	14,950	1,157,877
Methode Electronics Inc	13,037	552,117
NVE Corp	1,480	116,876
Plexus Corp (a)	19,471	1,091,934
Sanmina Corp (a)	38,297	1,422,733
Stoneridge Inc (a)	5,785	114,601
Tech Data Corp (a)	12,762	1,133,904
TTM Technologies Inc (a)	83,215	1,279,015
		$10,143,498

Energy-Alternate Sources - 0.73%
Green Plains Inc	24,912	501,977
Pacific Ethanol Inc (a)	15,956	88,556
Pattern Energy Group Inc	50,579	1,218,954
Renewable Energy Group Inc (a)	9,618	116,859
REX American Resources Corp (a)	1,903	178,558
		$2,104,904

Engineering & Construction - 0.92%
Argan Inc	9,389	631,410
Comfort Systems USA Inc	7,001	249,936
Exponent Inc	9,753	720,746
NV5 Global Inc (a)	2,895	158,212
TopBuild Corp (a)	13,575	884,683
		$2,644,987

Entertainment - 1.31%
Churchill Downs Inc	4,143	854,287
Dolby Laboratories Inc, Class A	25,224	1,450,884
Eldorado Resorts Inc (a)	9,851	252,678
International Speedway Corp, Class A	6,918	249,048
Marriott Vacations Worldwide Corp	7,785	969,466
		$3,776,363

Environmental Control - 0.88%
MSA Safety Inc	15,077	1,198,772
Tetra Tech Inc	28,407	1,322,346
		$2,521,118

Food - 0.77%
Fresh Del Monte Produce Inc	12,551	570,569
J&J Snack Foods Corp	5,663	743,552
John B Sanfilippo & Son Inc	6,433	433,005
SpartanNash Co	8,773	231,344
Tootsie Roll Industries Inc	5,841	221,958
		$2,200,428

Forest Products & Paper - 0.41%
Neenah Paper Inc	9,818	839,930

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Forest Products & Paper (continued)
Schweitzer-Mauduit International Inc	8,115	$336,448
		$1,176,378

Hand/Machine Tools - 0.11%
Franklin Electric Co Inc	6,901	309,510

Healthcare - Products - 5.85%
Abaxis Inc	7,416	331,124
Analogic Corp	6,003	502,751
AngioDynamics Inc (a)	15,108	258,196
Atrion Corp	265	178,080
AxoGen Inc (a)	6,090	117,842
BioTelemetry Inc (a)	12,697	419,001
Cardiovascular Systems Inc (a)	11,399	320,882
CONMED Corp	9,620	504,761
CryoLife Inc (a)	5,114	116,088
Glaukos Corp (a)	16,238	535,854
Globus Medical Inc, Class A (a)	56,815	1,688,542
Haemonetics Corp (a)	22,213	996,697
Halyard Health Inc (a)	23,273	1,047,983
ICU Medical Inc (a)	7,855	1,459,852
Inogen Inc (a)	7,949	755,950
Invacare Corp	10,694	168,431
LeMaitre Vascular Inc	5,319	199,037
Luminex Corp	12,787	259,960
Meridian Bioscience Inc	13,128	187,730
Merit Medical Systems Inc (a)	18,981	803,845
Nevro Corp (a)	20,559	1,868,402
NxStage Medical Inc (a)	27,590	761,484
OraSure Technologies Inc (a)	21,774	489,915
Penumbra Inc (a)	9,856	889,997
Repligen Corp (a)	9,939	380,862
Wright Medical Group NV (a)	61,850	1,600,059
		$16,843,325

Healthcare - Services - 2.74%
Addus HomeCare Corp (a)	2,147	75,789
Almost Family Inc (a)	13,638	732,361
Amedisys Inc (a)	14,026	784,895
Chemed Corp	7,391	1,493,352
Community Health Systems Inc (a)	61,333	471,037
Ensign Group Inc/The	13,529	305,620
Kindred Healthcare Inc	31,701	215,567
LHC Group Inc (a)	5,005	354,955
Magellan Health Inc (a)	8,185	706,365
National HealthCare Corp	2,930	183,330
Select Medical Holdings Corp (a)	37,612	722,150
Surgery Partners Inc (a)	7,794	80,668
Teladoc Inc (a)	24,486	811,711
Tivity Health Inc (a)	17,673	721,058
US Physical Therapy Inc	3,807	233,940
		$7,892,798

Home Builders - 0.79%
Century Communities Inc (a)	6,339	156,573
Installed Building Products Inc (a)	7,113	460,923
LGI Homes Inc (a)	12,798	621,599
Taylor Morrison Home Corp, Class A (a)	46,322	1,021,400
		$2,260,495

Home Furnishings - 0.72%
iRobot Corp (a)	20,473	1,577,650

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Furnishings (continued)
La-Z-Boy Inc	18,717	$503,487
		$2,081,137

Household Products/Wares - 0.36%
Central Garden & Pet Co (a)	4,531	175,984
Central Garden & Pet Co, Class A (a)	7,907	294,061
WD-40 Co	5,032	563,081
		$1,033,126

Insurance - 3.68%
AMERISAFE Inc	9,352	544,286
Argo Group International Holdings Ltd	18,514	1,138,611
Employers Holdings Inc	15,215	691,522
Horace Mann Educators Corp	26,469	1,041,555
James River Group Holdings Ltd	13,217	548,241
National General Holdings Corp	32,133	614,062
Navigators Group Inc/The	11,068	645,818
NMI Holdings Inc, Class A (a)	30,322	375,993
ProAssurance Corp	23,410	1,279,357
Safety Insurance Group Inc	10,111	771,469
Selective Insurance Group Inc	38,134	2,053,516
State National Cos Inc	15,857	332,838
Universal Insurance Holdings Inc	23,449	539,327
		$10,576,595

Internet - 2.43%
8x8 Inc (a)	34,718	468,693
Blucora Inc (a)	13,350	337,755
Cogent Communications Holdings Inc	22,120	1,081,668
ePlus Inc (a)	3,722	344,099
Match Group Inc (a)	62,869	1,457,932
Meet Group Inc/The (a)	40,180	146,255
NIC Inc	21,050	361,008
Shutterstock Inc (a)	16,252	541,029
Stamps.com Inc (a)	11,172	2,264,006
		$7,002,445

Leisure Products & Services - 1.09%
Fox Factory Holding Corp (a)	13,462	580,212
Johnson Outdoors Inc, Class A	1,697	124,356
LCI Industries	6,962	806,548
Malibu Boats Inc, Class A (a)	5,308	167,945
MCBC Holdings Inc (a)	8,511	173,454
Planet Fitness Inc, Class A	47,533	1,282,441
		$3,134,956

Lodging - 0.89%
Boyd Gaming Corp	53,647	1,397,504
ILG Inc	41,285	1,103,548
Marcus Corp/The	2,255	62,464
		$2,563,516

Machinery - Diversified - 1.08%
Alamo Group Inc	3,750	402,638
Albany International Corp, Class A	7,675	440,545
Altra Industrial Motion Corp	8,835	424,963
Applied Industrial Technologies Inc	18,084	1,189,927
Chart Industries Inc (a)	7,370	289,125
Kadant Inc	3,496	344,531
		$3,091,729

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media - 1.84%
Entercom Communications Corp, Class A	4,560	$52,212
EW Scripps Co/The Class A (a)	19,196	366,836
Gray Television Inc (a)	23,801	373,676
John Wiley & Sons Inc, Class A	12,000	642,000
Meredith Corp	27,707	1,537,738
MSG Networks Inc, Class A (a)	25,483	540,240
Sinclair Broadcast Group Inc, Class A	41,590	1,332,959
World Wrestling Entertainment Inc, Class A	19,338	455,410
		$5,301,071

Metal Fabrication & Hardware - 1.28%
Atkore International Group Inc (a)	31,368	611,990
Global Brass & Copper Holdings Inc	6,349	214,596
Mueller Industries Inc	10,335	361,208
Mueller Water Products Inc, Class A	118,615	1,518,272
RBC Bearings Inc (a)	7,806	976,921
		$3,682,987

Mining - 0.37%
Kaiser Aluminum Corp	10,294	1,061,723

Miscellaneous Manufacture - 1.89%
Barnes Group Inc	12,150	855,846
Chase Corp	1,653	184,144
Hillenbrand Inc	12,469	484,421
John Bean Technologies Corp	14,569	1,472,926
Lydall Inc (a)	4,228	242,264
Standex International Corp	2,569	272,828
Trinseo SA	28,685	1,924,763
		$5,437,192

Office Furnishings - 0.74%
Herman Miller Inc	20,352	730,637
Interface Inc	24,769	542,441
Knoll Inc	17,426	348,520
Steelcase Inc, Class A	32,296	497,358
		$2,118,956

Oil & Gas - 0.75%
Atwood Oceanics Inc (a)	95,833	899,872
Delek US Holdings Inc	36,899	986,310
Unit Corp (a)	13,640	280,711
		$2,166,893

Oil & Gas Services - 1.50%
Archrock Inc	15,386	193,094
Dril-Quip Inc (a)	20,839	920,042
Forum Energy Technologies Inc (a)	28,202	448,412
McDermott International Inc (a)	116,568	847,449
MRC Global Inc (a)	32,333	565,504
Oceaneering International Inc	50,681	1,331,390
		$4,305,891

Pharmaceuticals - 2.40%
Amphastar Pharmaceuticals Inc (a)	9,352	167,120
BioSpecifics Technologies Corp (a)	1,197	55,685
Corcept Therapeutics Inc (a)	19,643	379,110
Eagle Pharmaceuticals Inc (a)	8,648	515,767
Heska Corp (a)	2,598	228,858
Ironwood Pharmaceuticals Inc (a)	63,394	999,723
Natural Health Trends Corp	1,864	44,550
Neogen Corp (a)	7,102	550,121

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Owens & Minor Inc	55,892	$1,632,046
Prestige Brands Holdings Inc (a)	25,382	1,271,384
Progenics Pharmaceuticals Inc (a)	45,796	337,059
Supernus Pharmaceuticals Inc (a)	13,927	557,080
Xencor Inc (a)	7,585	173,848
		$6,912,351

Pipelines - 0.22%
SemGroup Corp, Class A	22,408	644,230

Real Estate - 0.30%
RE/MAX Holdings Inc, Class A	9,852	626,095
RMR Group Inc/The, Class A	4,343	223,013
		$849,108

REITs - 4.97%
AG Mortgage Investment Trust Inc	32,248	620,452
Alexander's Inc	963	408,399
Apollo Commercial Real Estate Finance Inc	102,195	1,850,751
Blackstone Mortgage Trust Inc, Class A	62,141	1,927,614
CareTrust REIT Inc	94,920	1,807,277
CorEnergy Infrastructure Trust Inc	14,223	502,783
CoreSite Realty Corp	21,335	2,387,386
EastGroup Properties Inc	26,127	2,302,311
Redwood Trust Inc	60,475	985,138
Sabra Health Care REIT Inc	69,219	1,518,665
		$14,310,776

Retail - 5.49%
Big 5 Sporting Goods Corp	13,764	105,295
Big Lots Inc	39,489	2,115,426
Bloomin' Brands Inc	48,860	859,936
Bojangles' Inc (a)	9,292	125,442
Cheesecake Factory Inc/The	30,272	1,275,057
Chico's FAS Inc	72,267	646,790
Children's Place Inc/The	9,668	1,142,274
Chuy's Holdings Inc (a)	5,968	125,626
Dave & Buster's Entertainment Inc (a)	31,535	1,654,957
Five Below Inc (a)	33,658	1,847,151
Francesca's Holdings Corp (a)	23,984	176,522
GMS Inc (a)	16,262	575,675
Group 1 Automotive Inc	8,840	640,546
Haverty Furniture Cos Inc	2,376	62,132
Nu Skin Enterprises Inc, Class A	34,597	2,127,024
Ollie's Bargain Outlet Holdings Inc (a)	18,618	863,875
PC Connection Inc	2,853	80,426
PetMed Express Inc	10,577	350,628
Ruth's Hospitality Group Inc	8,250	172,837
Tile Shop Holdings Inc	7,365	93,535
Wingstop Inc	23,052	766,479
		$15,807,633

Savings & Loans - 1.71%
Brookline Bancorp Inc	26,298	407,619
Meridian Bancorp Inc	20,881	389,431
Meta Financial Group Inc	5,288	414,579
Northfield Bancorp Inc	23,759	412,219
Pacific Premier Bancorp Inc (a)	20,134	760,059
Washington Federal Inc	54,579	1,836,583
WSFS Financial Corp	14,343	699,221
		$4,919,711

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Semiconductors - 3.21%
Amkor Technology Inc (a)	51,040	$538,472
Axcelis Technologies Inc (a)	5,140	140,579
Brooks Automation Inc	15,708	476,895
Cabot Microelectronics Corp	10,701	855,331
CEVA Inc (a)	5,793	247,940
Cohu Inc	4,787	114,122
Entegris Inc (a)	29,600	853,960
Inphi Corp (a)	38,794	1,539,734
MaxLinear Inc (a)	35,309	838,589
Nanometrics Inc (a)	10,908	314,150
Power Integrations Inc	5,839	427,415
Rudolph Technologies Inc (a)	13,531	355,865
Semtech Corp (a)	26,640	1,000,332
Silicon Laboratories Inc (a)	14,447	1,154,315
Ultra Clean Holdings Inc (a)	12,175	372,799
		$9,230,498

Software - 2.36%
CSG Systems International Inc	10,339	414,594
Ebix Inc	11,987	782,151
Medidata Solutions Inc (a)	13,399	1,045,926
Monotype Imaging Holdings Inc	10,931	210,422
Omnicell Inc (a)	18,497	944,272
Paycom Software Inc (a)	22,919	1,718,008
Pegasystems Inc	11,475	661,534
RealPage Inc (a)	25,431	1,014,697
		$6,791,604

Telecommunications - 1.56%
ADTRAN Inc	24,182	580,368
Consolidated Communications Holdings Inc	26,589	507,318
Gigamon Inc (a)	25,785	1,086,838
GTT Communications Inc (a)	10,637	336,661
IDT Corp, Class B	9,294	130,860
Iridium Communications Inc (a)	52,535	541,110
NETGEAR Inc (a)	16,932	805,963
Plantronics Inc	8,810	389,578
Spok Holdings Inc	7,472	114,695
		$4,493,391

Textiles - 0.36%
UniFirst Corp	6,799	1,030,048

Transportation - 0.25%
Forward Air Corp	8,866	507,401
Marten Transport Ltd	10,815	222,248
		$729,649

Trucking & Leasing - 1.04%
GATX Corp	29,529	1,817,805
Greenbrier Cos Inc/The	24,264	1,168,312

		$2,986,117
TOTAL COMMON STOCKS		$283,695,045
INVESTMENT COMPANIES - 0.98%	Shares Held	Value

Exchange Traded Funds - 0.98%
iShares Core S&P Small-Cap ETF	19,195	$1,424,653

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Index ETF

September 30, 2017 (unaudited)

INVESTMENT COMPANIES (continued)		Shares Held	Value
iShares Russell 2000 ETF		9,434	$1,397,930
			$2,822,583
TOTAL INVESTMENT COMPANIES			$2,822,583
Total Investments			$286,517,628
Other Assets and Liabilities - 0.41%			$1,181,580
TOTAL NET ASSETS - 100%			$287,699,208

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.06%
Consumer, Non-cyclical	20.92%
Consumer, Cyclical	14.71%
Industrial	14.59%
Technology	8.32%
Communications	5.84%
Basic Materials	3.41%
Energy	3.21%
Utilities	2.55%
Investment Companies	0.98%
Other Assets and Liabilities	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Notes to Financial Statements

Principal Exchange-Traded Funds

September 30, 2017 (unaudited)

1. Security Valuation

Principal Active Global Dividend Income ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, and Principal U.S. Small Cap Index ETF, (the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the -counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are reflected in the Funds' net asset values and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements

Principal Exchange-Traded Funds

September 30, 2017 (unaudited) (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 - Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund's Board of Trustees. The Advisor has established a valuation committee

Notes to Financial Statements

Principal Exchange-Traded Funds

September 30, 2017 (unaudited) (continued)

(“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds' assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds' securities carried at value:

			Level 2 - Other		Level 3 -
	Level 1 -		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$444,357,119	$	— $		— $	444,357,119
Total investments in securities	$444,357,119	$	— $		— $	444,357,119
Principal EDGE Active Income ETF
Common Stocks*	$73,084,456	$	— $		— $	73,084,456
Preferred Stocks*	15,022,185		—		—	15,022,185
Bonds*	—		180,811,852		—	180,811,852
U.S. Government & Government
Agency Obligations*	—		17,481,198		—	17,481,198
Total investments in securities	$88,106,641		$198,293,050	$	— $	286,399,691
Principal Healthcare Innovators Index ETF
Common Stocks*	$7,647,576	$	— $		— $	7,647,576
Total investments in securities	$7,647,576	$	— $		— $	7,647,576
Principal Millennials Index ETF
Common Stocks*	$7,796,168	$	— $		— $	7,796,168
Total investments in securities	$7,796,168	$	— $		— $	7,796,168

Notes to Financial Statements

Principal Exchange-Traded Funds

September 30, 2017 (unaudited) (continued)

Principal Price Setters Index ETF
Common Stocks*		$9,006,296	$		— $			— $	9,006,296
Total investments in securities		$9,006,296	$		— $			— $	9,006,296
Principal Shareholder Yield Index ETF
Common Stocks*		$7,541,672	$		— $			— $	7,541,672
Total investments in securities		$7,541,672	$		— $			— $	7,541,672
Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		29,281,059		$		— $	29,281,059
Total investments in securities	$	— $		29,281,059		$		— $	29,281,059
Principal U.S. Small Cap Index ETF
Common Stocks*		$283,695,045		$—			$—		$283,695,045
Investment Companies		$2,822,583		$—			$—		$2,822,583
Total investments in securities		$286,517,628		$—			$—		$286,517,628

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Funds' Schedules of Investments as of September 30, 2017 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

Classification: Internal Use

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds
By	/s/ Michael J. Beer
Michael J. Beer, President and CEO
Date	11/21/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 11/21/2017

By /s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 11/21/2017

Classification: Internal Use